INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

The details of intangible assets are as follows:

	Classes of intangible assets		Classes of intangible assets
	(net)		(gross)
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$

Airport slots	828,969	964,513	828,969	964,513
Loyalty program	274,420	321,440	274,420	321,440
Computer software	156,038	160,970	529,009	509,377
Developing software	151,853	123,415	151,853	123,415
Trademarks (1)	29,361	46,909	53,391	62,539
Other assets	431	-	1,325	-
Total	1,441,072	1,617,247	1,838,967	1,981,284

Schedule of movement in Intangible assets

Movement in Intangible assets other than goodwill:

	Computer			Trademarks
	software	Developing	Airport	and loyalty
	Net	software	slots (2)	program (1) (2)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2016	104,258	74,887	816,987	325,293	1,321,425
Additions	6,688	83,672	-	-	90,360
Withdrawals	(736)	(191)	-	-	(927)
Transfer software	85,029	(74,376)	-	-	10,653
Foreing exchange	5,689	7,061	161,862	64,447	239,059
Amortization	(43,912)	-	-	(6,345)	(50,257)
Closing balance as of December 31, 2016	157,016	91,053	978,849	383,395	1,610,313

Opening balance as of January 1, 2017	157,016	91,053	978,849	383,395	1,610,313
Additions	8,453	78,880	-	-	87,333
Withdrawals	(244)	(684)	-	-	(928)
Transfer software	45,783	(45,580)	-	-	203
Foreing exchange	(1,215)	(254)	(14,336)	(5,459)	(21,264)
Amortization	(48,823)	-	-	(9,587)	(58,410)
Closing balance as of December 31, 2017	160,970	123,415	964,513	368,349	1,617,247

Opening balance as of January 1, 2018	160,970	123,415	964,513	368,349	1,617,247
Additions	792	94,300	-	-	95,092
Withdrawals	(403)	(124)	-	-	(527)
Transfer software	59,675	(61,087)	-	-	(1,412)
Foreing exchange	(10,136)	(4,651)	(135,544)	(53,521)	(203,852)
Amortization	(54,549)	-	-	(11,047)	(65,596)
Hyperinflation Argentina	62	-	-	-	62
Adjustment aplication IAS 29 by hyperinflation Argentina	58	-	-	-	58
Closing balance as of December 31, 2018	156,469	151,853	828,969	303,781	1,441,072

1)	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group's brand will be LATAM, which united all the companies under a single image.

The estimate of the new useful life is 5 years, equivalent to the period necessary to complete the change of image.

2)	See Note 2.5